Basis of preparation - IFRS 16 Lease Liabilities (Detail) - Lease liabilities [member] € in Thousands	Dec. 31, 2018 EUR (€)
IFRS 16 lease liabilities [line items]
Non-cancellable operating lease commitments disclosed at 31 December 2018	€ 5,442
Discounted using the company's incremental borrowing rate	(268)
Add: finance lease liabilities recognized at 31 December 2018	6,809
(Less) short-term/low-value leases recognized on a straight-line basis as an expense	(88)
Add/(Less) adjustments related to different treatment extension and termination options	(101)
Lease liabilities recognized as at 1 January 2019	€ 11,794